Debt - Schedule of Debt Instruments (Details) - USD ($) $ in Millions		Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 12,132	$ 12,132		$ 13,132
Long-Term Debt, Current Maturities	[1]	(60)	0
Long-term portion of unamortized premium, discount and debt issuance costs, net		(87)	(92)		(109)
Long-Term Debt, Total		11,985	12,040		13,023
Long Term Debt Current Gross		60
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		12,132	12,132		13,132
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 0		1,500
Debt Instrument, Interest Rate, Stated Percentage			5.625%
2024 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 2,000	$ 2,000		2,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%	5.75%
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 2,000	$ 2,000		2,000
Debt Instrument, Interest Rate, Stated Percentage		5.625%	5.625%
2026 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,500	$ 1,500		1,500
Debt Instrument, Interest Rate, Stated Percentage		5.875%	5.875%
2027 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,500	$ 1,500		1,500
Debt Instrument, Interest Rate, Stated Percentage		5.00%	5.00%
2028 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,350	$ 1,350		1,350
Debt Instrument, Interest Rate, Stated Percentage		4.20%	4.20%
2030 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 2,000	$ 2,000		2,000
Debt Instrument, Interest Rate, Stated Percentage		4.50%	4.50%
2037 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 1,782	$ 1,782		1,282
2037 Senior Notes [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.746%	4.746%
Working Capital Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0	$ 0	[2]	$ 0

[1]	As of March 31, 2023, $60 million of debt with contractual maturities of greater than one year was classified as current portion of long-term debt based on our intent and ability to repay the debt with cash that was on hand at March 31, 2023, including repurchases of debt subsequent to the balance sheet date and through April 26, 2023.
[2]	Our obligations under the Working Capital Facility are secured by substantially all of our assets as well as a pledge of all of the membership interests in us and certain of our future subsidiaries on a pari passu basis by a first priority lien with the Working Capital Facility. The Working Capital Facility contains customary conditions precedent for extensions.